UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Oscar S. Schafer             New York, NY             11/14/08
       ------------------------   ------------------------------  ----------
              [Signature]                [City, State]              [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    34
                                                -------------

Form 13F Information Table Value Total:            $1,753,085
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE


        NAME OF ISSUER         TITLE OF CLASS    CUSIP     VALUE      SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                                          (x$1000)    PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE

ANADARKO PETE CORP             COM              032511107     50,038  1,031,500 SH          SOLE                 1,031,500   0    0

CANADIAN NAT RES LTD           COM              136385101     16,430    240,000 SH          SOLE                   240,000   0    0

COMMSCOPE INC                  COM              203372107     35,927  1,037,150 SH          SOLE                 1,037,150   0    0

CRYOLIFE INC                   COM              228903100     31,666  2,413,585 SH          SOLE                 2,413,585   0    0

DENBURY RES INC                COM NEW          247916208     27,608  1,450,000 SH          SOLE                 1,450,000   0    0

ENDO PHARMACEUTICALS HLDGS I   COM              29264F205     59,560  2,978,000 SH          SOLE                 2,978,000   0    0

ENZON PHARMACEUTICALS INC      COM              293904108      9,108  1,234,200 SH          SOLE                 1,234,200   0    0

EXTERRAN HLDGS INC             COM              30225X103     70,572  2,208,150 SH          SOLE                 2,208,150   0    0

FIDELITY NATIONAL FINANCIAL    CL A             31620R105    103,592  7,047,051 SH          SOLE                 7,047,051   0    0

FIDELITY NATL INFORMATION SV   COM              31620M106    101,104  5,476,926 SH          SOLE                 5,476,926   0    0

FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     45,721  6,246,047 SH          SOLE                 6,246,047   0    0

FLOWSERVE CORP                 COM              34354P105     78,664    886,150 SH          SOLE                   886,150   0    0

GOODRICH CORP                  COM              382388106     10,400    250,000 SH          SOLE                   250,000   0    0

LAM RESEARCH CORP              COM              512807108     15,150    481,113 SH          SOLE                   481,113   0    0

LENDER PROCESSING SVCS INC     COM              52602E102    194,013  6,356,899 SH          SOLE                 6,356,899   0    0

MEDIVATION INC                 COM              58501N101     52,246  1,974,514 SH          SOLE                 1,974,514   0    0

METAVANTE TECHNOLOGIES INC     COM              591407101     28,453  1,477,295 SH          SOLE                 1,477,295   0    0

NEXEN INC                      COM              65334H102     18,616    802,000 SH          SOLE                   802,000   0    0

NOVEN PHARMACEUTICALS INC      COM              670009109     40,000  3,424,690 SH          SOLE                 3,424,690   0    0

PAR PHARMACEUTICAL COS INC     COM              69888P106     28,024  2,280,200 SH          SOLE                 2,280,200   0    0

REGAL ENTMT GROUP              CL A             758766109     23,252  1,473,500 SH          SOLE                 1,473,500   0    0

SALLY BEAUTY HLDGS INC         COM              79546E104     83,796  9,743,750 SH          SOLE                 9,743,750   0    0

SHIRE LIMITED                  SPONSORED ADR    82481R106     76,868  1,609,800 SH          SOLE                 1,609,800   0    0

SMART BALANCE INC              COM              83169Y108     42,524  6,482,270 SH          SOLE                 6,482,270   0    0

SOUTHERN UN CO NEW             COM              844030106     28,158  1,363,600 SH          SOLE                 1,363,600   0    0

TALISMAN ENERGY INC            COM              87425E103     24,383  1,714,700 SH          SOLE                 1,714,700   0    0

TIME WARNER INC                COM              887317105    141,326 10,780,000 SH          SOLE                10,780,000   0    0

TRANSALTA CORP                 COM              89346D107     49,365  1,836,700 SH          SOLE                 1,836,700   0    0

TYCO INTL LTD BERMUDA          SHS              G9143X208    100,004  2,855,625 SH          SOLE                 2,855,625   0    0

ULURU INC                      COM              90403T100     11,687 11,687,415 SH          SOLE                11,687,415   0    0

WACHOVIA CORP NEW              COM              929903102      5,338  1,525,100 SH          SOLE                 1,525,100   0    0

WESTERN UN CO                  COM              959802109     30,314  1,228,777 SH          SOLE                 1,228,777   0    0

WYNDHAM WORLDWIDE CORP         COM              98310W108     85,861  5,465,360 SH          SOLE                 5,465,360   0    0

WYNN RESORTS LTD               COM              983134107     33,317    408,100 SH          SOLE                   408,100   0    0
